Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Deposits, by Type [Line Items]
Deposits outstanding by type
Deposits outstanding at the dates indicated are summarized below by account type as follows:

Deposit Type (Dollars in thousands)	December 31, 2022	December 31, 2021
Checking	$510,984	$495,467
Money Market	348,833	366,065
Savings	108,237	97,069
Certificates of Deposit	142,031	157,362
Total Deposits	$1,110,085	$1,115,963

Amounts and scheduled maturities of all certificates of deposit
The amounts and scheduled maturities of all certificates of deposit at the dates indicated were as follows:

	December 31,
(Dollars in thousands)	2022	2021
Within 1 Year	$97,163	$118,119
After 1 Year, Within 2 Years	31,551	26,189
After 2 Years, Within 3 Years	6,465	7,148
After 3 Years, Within 4 Years	3,178	2,816
After 4 Years, Within 5 Years	3,674	3,090
Total Certificates of Deposits	$142,031	$157,362